Exhibit 99.1

SGGH, LLC

Form ABS 15-G

For the period January 1, 2016—December 31,2016

Asset Class	CIK	Check if Registered	Originator	Total Assets in ABS by Originator (at time of securitization)	Assets that Were Subject of Demand	Assets Repurchased or Replaced	Assets Pending Repurchase or Replacement (within cure period)	Demand in Dispute	Demand Withdrawn	Demand Rejected
FREMONT 2005-D	0001344675	X	Fremont Investment & Loan	$923,838,232	$119,482	$—	$—	$119,482	$—	$—